UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7882

Name of Fund: Master Enhanced International Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced International Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/07

Date of reporting period: 01/07/07 - 03/31/07

Item 1 - Schedule of Investments

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.6%   Commercial Banks - 0.1%                      2,362  Erste Bank der Oesterreichischen Sparkassen AG    $    183,952
                                                                402  Raiffeisen International Bank Holding AG                56,590
                                                                                                                       ------------
                                                                                                                            240,542
                 ------------------------------------------------------------------------------------------------------------------
                 Construction Materials - 0.2%                5,929  RHI AG (c)                                             292,811
                 ------------------------------------------------------------------------------------------------------------------
                 Containers & Packaging - 0.0%                   45  Mayr-Melnhof Karton AG                                  10,040
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery - 0.0%                               117  Andritz AG                                              29,350
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining - 0.1%                       1,568  Voestalpine AG                                         113,737
                 ------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable Fuels - 0.2%           2,699  OMV AG                                                 169,997
                                                              1,500  OMV AG (c)                                              92,855
                                                                                                                       ------------
                                                                                                                            262,852
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate - 0.0%                             252  Meinl European Land Ltd. (c)                             7,009
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate Management &                        31  IMMOFINANZ Immobilien Anlagen AG (c)                       497
                 Development - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Austria                         956,838
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.4%   Chemicals - 0.6%                             6,809  Solvay SA                                            1,046,377
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks - 0.2%                      3,489  Dexia SA                                               104,121
                                                              1,440  KBC Bancassurance Holding                              179,108
                                                                                                                       ------------
                                                                                                                            283,229
                 ------------------------------------------------------------------------------------------------------------------
                 Distributors - 0.0%                             41  D'ieteren SA                                            16,979
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial Services - 0.3%       12,442  Fortis                                                 568,258
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment - 0.0%                    130  Bekaert SA                                              17,673
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples Retailing - 0.2%              2,723  Delhaize Group                                         250,297
                 ------------------------------------------------------------------------------------------------------------------
                 Leisure Equipment & Products - 0.0%             32  AGFA-Gevaert NV                                            722
                 ------------------------------------------------------------------------------------------------------------------
                 Marine - 0.0%                                  138  Compagnie Maritime Belge SA (CMB)                        9,162
                 ------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals - 0.1%                       3,292  UCB SA                                                 191,603
                 ------------------------------------------------------------------------------------------------------------------
                 Wireless Telecommunication                      70  Mobistar SA                                              5,919
                 Services - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Belgium                       2,390,219
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.0%   Beverages - 0.5%                             8,150  Carlsberg A/S                                          886,926
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks - 0.1%                      3,792  Danske Bank A/S                                        176,420
                                                                  1  Sydbank A/S                                                 54
                                                                                                                       ------------
                                                                                                                            176,474
                 ------------------------------------------------------------------------------------------------------------------
                 Construction & Engineering - 0.0%              600  FLS Industries A/S Class B                              40,662
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment - 0.1%                  2,429  Vestas Wind Systems A/S (c)                            136,088
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment & Supplies - 0.0%        232  GN Store Nord A/S                                        3,286
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance - 0.0%                               198  Topdanmark A/S (c)                                      38,338
                 ------------------------------------------------------------------------------------------------------------------
                 Marine - 0.0%                                    5  AP Moller - Maersk A/S                                  52,172
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable Fuels - 0.0%              50  D/S Torm A/S                                      $      3,465
                 ------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals - 0.3%                          79  H Lundbeck A/S                                           1,848
                                                              5,258  Novo-Nordisk A/S B                                     479,821
                                                                                                                       ------------
                                                                                                                            481,669
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Denmark                       1,819,080
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%   Auto Components - 0.0%                           1  Nokian Renkaat Oyj                                          27
                 ------------------------------------------------------------------------------------------------------------------
                 Communications Equipment - 0.7%             50,987  Nokia Oyj                                            1,173,548
                 ------------------------------------------------------------------------------------------------------------------
                 Construction & Engineering - 0.0%               35  YIT Oyj                                                  1,206
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 0.0%                      223  Fortum Oyj                                               6,503
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples Retailing - 0.0%                  4  Kesko Oyj Class B                                          213
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance - 0.0%                             1,300  Sampo Oyj                                               39,456
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery - 0.1%                                20  Cargotec Corp. Class B                                   1,208
                                                              1,518  Metso Oyj                                               80,200
                                                                701  Wartsila Oyj                                            43,347
                                                                                                                       ------------
                                                                                                                            124,755
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining - 0.0%                       1,635  Outokumpu Oyj                                           56,197
                                                                900  Rautaruukki Oyj                                         41,947
                                                                                                                       ------------
                                                                                                                             98,144
                 ------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable Fuels - 0.0%              52  Neste Oil Oyj                                            1,792
                 ------------------------------------------------------------------------------------------------------------------
                 Paper & Forest Products - 0.6%              55,400  Stora Enso Oyj Class R                                 962,075
                                                              2,509  UPM-Kymmene Oyj                                         63,916
                                                                                                                       ------------
                                                                                                                          1,025,991
                 ------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals - 0.0%                         944  Orion Oyj                                               22,749
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Finland                       2,494,384
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.0%    Aerospace & Defense - 0.0%                   1,763  European Aeronautic Defense and Space Co.               54,685
                 ------------------------------------------------------------------------------------------------------------------
                 Airlines - 0.2%                              7,317  Air France-KLM                                         333,795
                 ------------------------------------------------------------------------------------------------------------------
                 Auto Components - 0.1%                       1,839  Compagnie Generale des Etablissements Michelin         203,089
                                                                840  Valeo SA                                                49,272
                                                                                                                       ------------
                                                                                                                            252,361
                 ------------------------------------------------------------------------------------------------------------------
                 Automobiles - 0.7%                           1,955  Peugeot SA                                             137,787
                                                              8,686  Renault SA                                           1,015,856
                                                                                                                       ------------
                                                                                                                          1,153,643
                 ------------------------------------------------------------------------------------------------------------------
                 Beverages - 0.0%                               800  Remy Cointreau SA                                       53,990
                 ------------------------------------------------------------------------------------------------------------------
                 Building Products - 0.0%                        58  Cie de Saint-Gobain                                      5,669
                 ------------------------------------------------------------------------------------------------------------------
                 Chemicals - 0.2%                             1,399  Air Liquide                                            341,065
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Commercial Banks - 1.0%                      8,608  BNP Paribas SA                                    $    899,103
                                                              4,855  Credit Agricole SA                                     189,313
                                                              3,517  Societe Generale SA                                    607,802
                                                                                                                       ------------
                                                                                                                          1,696,218
                 ------------------------------------------------------------------------------------------------------------------
                 Communications Equipment - 0.2%             22,699  Alcatel SA                                             267,140
                 ------------------------------------------------------------------------------------------------------------------
                 Construction & Engineering - 0.3%            3,042  Vinci SA                                               471,463
                 ------------------------------------------------------------------------------------------------------------------
                 Construction Materials - 0.1%                  966  Lafarge SA                                             151,870
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication                    1  France Telecom SA                                           26
                 Services - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment - 0.2%                    859  Alstom (c)                                             111,479
                                                              1,986  Schneider Electric SA                                  252,113
                                                                103  Schneider Electric SA (c)                               12,658
                                                                                                                       ------------
                                                                                                                            376,250
                 ------------------------------------------------------------------------------------------------------------------
                 Energy Equipment & Services - 0.1%             400  Compagnie Generale de Geophysique SA (c)                83,891
                                                              1,355  Technip SA                                              99,409
                                                                                                                       ------------
                                                                                                                            183,300
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples Retailing - 0.4%              7,204  Casino Guichard Perrachon SA                           727,338
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products - 0.0%                           400  Provimi SA                                              16,778
                 ------------------------------------------------------------------------------------------------------------------
                 Gas Utilities - 0.6%                        22,433  Gaz de France SA                                     1,041,054
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants & Leisure - 0.1%         1,376  Accor SA                                               131,499
                                                              1,149  Sodexho Alliance SA                                     84,127
                                                                                                                       ------------
                                                                                                                            215,626
                 ------------------------------------------------------------------------------------------------------------------
                 IT Services - 0.2%                           3,300  Altran Technologies SA (c)                              28,610
                                                                  3  Atos Origin (c)                                            201
                                                              2,940  Cap Gemini SA                                          223,822
                                                                                                                       ------------
                                                                                                                            252,633
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance - 0.6%                            16,624  AXA SA                                                 704,853
                                                              2,355  CNP Assurances                                         274,261
                                                              1,208  Scor Regroupe                                           32,629
                                                                                                                       ------------
                                                                                                                          1,011,743
                 ------------------------------------------------------------------------------------------------------------------
                 Media - 0.9%                                20,627  Publicis Groupe                                        996,370
                                                                  1  Societe Television Francaise 1                              33
                                                             12,415  Vivendi SA                                             504,501
                                                                                                                       ------------
                                                                                                                          1,500,904
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining - 0.0%                         800  Arcelor                                                 56,640
                 ------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities - 0.3%                       9,622  Suez SA                                                507,456
                 ------------------------------------------------------------------------------------------------------------------
                 Multiline Retail - 0.0%                        126  Pinault-Printemps-Redoute                               20,149
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable Fuels - 1.0%          23,561  Total SA                                          $  1,650,803
                 ------------------------------------------------------------------------------------------------------------------
                 Personal Products - 0.1%                     2,309  L'Oreal SA                                             252,093
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate Investment Trusts                4,061  Gecina SA                                              755,196
                 (REITs) - 0.5%                                   1  Klepierre                                                  193
                                                                220  Unibail Holding SA                                      66,677
                                                                                                                       ------------
                                                                                                                            822,066
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate Management &                       822  Foncia Groupe                                           43,648
                 Development - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Semiconductors & Semiconductor              32,900  STMicroelectronics NV                                  633,309
                 Equipment - 0.4%
                 ------------------------------------------------------------------------------------------------------------------
                 Software - 0.0%                              1,241  Business Objects SA (c)                                 45,175
                 ------------------------------------------------------------------------------------------------------------------
                 Textiles, Apparel & Luxury Goods - 0.1%      1,834  LVMH Moet Hennessy Louis Vuitton SA                    203,467
                 ------------------------------------------------------------------------------------------------------------------
                 Wireless Telecommunication                  15,334  Bouygues                                             1,184,990
                 Services - 0.7%
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in France                       15,527,347
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.9%   Airlines - 0.0%                                  1  Deutsche Lufthansa AG                                       27
                 ------------------------------------------------------------------------------------------------------------------
                 Auto Components - 0.1%                         799  Continental AG                                         103,276
                 ------------------------------------------------------------------------------------------------------------------
                 Automobiles - 0.6%                           9,011  DaimlerChrysler AG                                     739,090
                                                              1,924  Volkswagen AG                                          289,144
                                                                                                                       ------------
                                                                                                                          1,028,234
                 ------------------------------------------------------------------------------------------------------------------
                 Capital Markets - 0.4%                       5,169  Deutsche Bank AG Registered Shares                     696,298
                                                                766  MLP AG                                                  19,196
                                                                                                                       ------------
                                                                                                                            715,494
                 ------------------------------------------------------------------------------------------------------------------
                 Chemicals - 0.3%                             8,371  Bayer AG                                               534,964
                                                                316  Linde AG                                                34,045
                                                                                                                       ------------
                                                                                                                            569,009
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks - 0.1%                          1  Commerzbank AG                                              44
                                                              1,049  Deutsche Postbank AG                                    91,463
                                                                                                                       ------------
                                                                                                                             91,507
                 ------------------------------------------------------------------------------------------------------------------
                 Construction & Engineering - 0.0%                1  Hochtief AG                                                101
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial Services - 0.7%        5,511  Deutsche Boerse AG                                   1,262,556
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication                    1  Deutsche Telekom AG                                         17
                 Services - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 1.1%                   13,849  E.ON AG                                              1,882,942
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment - 0.0%                    163  REpower Systems AG (c)                                  33,097
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples Retailing - 0.1%              1,637  Metro AG                                               115,921
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products - 0.0%                           718  Suedzucker AG                                           13,716
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Providers & Services - 0.0%        266  Fresenius Medical Care AG                               38,703
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants & Leisure - 0.0%             1  TUI AG                                                      25
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Household Products - 0.0%                      202  Henkel KGaA                                       $     27,081
                 ------------------------------------------------------------------------------------------------------------------
                 Industrial Conglomerates - 0.5%              8,776  Siemens AG                                             938,104
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance - 1.0%                             8,436  Allianz AG Registered Shares                         1,732,187
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery - 0.2%                                 2  Heidelberger Druckmaschn AG                                 92
                                                              2,448  MAN AG                                                 284,830
                                                                                                                       ------------
                                                                                                                            284,922
                 ------------------------------------------------------------------------------------------------------------------
                 Media - 0.0%                                     1  Premiere AG (c)                                             22
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining - 0.8%                       3,661  Salzgitter AG (c)                                      534,632
                                                             17,525  ThyssenKrupp AG                                        867,132
                                                                                                                       ------------
                                                                                                                          1,401,764
                 ------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities - 0.3%                       4,054  RWE AG                                                 428,855
                 ------------------------------------------------------------------------------------------------------------------
                 Multiline Retail - 0.3%                     12,664  KarstadtQuelle AG (c)                                  466,913
                 ------------------------------------------------------------------------------------------------------------------
                 Personal Products - 0.0%                        16  Beiersdorf AG                                            1,091
                 ------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals - 0.0%                         189  Merck KGaA                                              24,369
                 ------------------------------------------------------------------------------------------------------------------
                 Semiconductors & Semiconductor              44,147  Infineon Technologies AG (c)                           687,042
                 Equipment - 0.4%
                 ------------------------------------------------------------------------------------------------------------------
                 Software - 0.0%                                  1  SAP AG                                                      45
                 ------------------------------------------------------------------------------------------------------------------
                 Textiles, Apparel & Luxury Goods - 0.0%          1  Adidas-Salomon AG                                           55
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Germany                      11,847,075
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.5%    Beverages - 0.0%                             1,178  Coca-Cola Hellenic Bottling Co. SA                      49,569
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks - 0.5%                      1,298  Alpha Bank AE                                           41,094
                                                             16,210  National Bank of Greece SA                             859,666
                                                                                                                       ------------
                                                                                                                            900,760
                 ------------------------------------------------------------------------------------------------------------------
                 Construction & Engineering - 0.0%            1,512  Hellenic Technodomiki Tev SA                            22,218
                                                                728  Technical Olympic SA                                     1,527
                                                                                                                       ------------
                                                                                                                             23,745
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication                  498  Hellenic Telecommunications Organization SA (c)         13,624
                 Services - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable Fuels - 0.0%              61  Hellenic Petroleum SA                                      870
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Greece                          988,568
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.9%   Airlines - 0.0%                                139  Ryanair Holdings Plc (c)                                 1,082
                 ------------------------------------------------------------------------------------------------------------------
                 Beverages - 0.0%                                25  C&C Group Plc                                              380
                 ------------------------------------------------------------------------------------------------------------------
                 Building Products - 0.0%                        46  Kingspan Group Plc                                       1,220
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks - 0.1%                      6,269  Allied Irish Banks Plc                                 185,912
                                                                 41  Bank of Ireland                                            885
                                                                                                                       ------------
                                                                                                                            186,797
                 ------------------------------------------------------------------------------------------------------------------
                 Construction Materials - 0.1%                4,423  CRH Plc                                                188,893
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Food Products - 0.1%                         1,829  Greencore Group Plc                               $     11,239
                                                              1,153  Iaws Group Plc                                          26,862
                                                              8,218  Kerry Group Plc                                        228,342
                                                                                                                       ------------
                                                                                                                            266,443
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance - 0.6%                            35,454  Irish Life & Permanent Plc                             973,269
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Ireland                       1,618,084
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 4.0%     Aerospace & Defense - 0.2%                  10,943  Finmeccanica SpA                                       329,347
                 ------------------------------------------------------------------------------------------------------------------
                 Automobiles - 0.1%                           3,496  Fiat SpA                                                88,190
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks - 1.6%                     91,163  Banca Intesa SpA                                       692,439
                                                                 32  Banca Intesa SpA (RNC)                                     240
                                                              1,132  Banco Popolare di Verona e Novara Scrl                  35,188
                                                             12,746  Capitalia SpA                                          115,390
                                                            184,728  UniCredito Italiano SpA                              1,758,221
                                                              3,800  Unione Di Banche Italiane SPCA                         112,438
                                                                                                                       ------------
                                                                                                                          2,713,916
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication                1,500  FastWeb SpA                                             95,860
                 Services - 0.1%                                  1  Telecom Italia SpA                                           3
                                                                  1  Telecom Italia SpA (RNC)                                     2
                                                                                                                       ------------
                                                                                                                             95,865
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 0.7%                  113,574  Enel SpA                                             1,215,255
                                                             15,344  Terna SpA                                               57,064
                                                                                                                       ------------
                                                                                                                          1,272,319
                 ------------------------------------------------------------------------------------------------------------------
                 Gas Utilities - 0.0%                           168  Snam Rete Gas SpA                                        1,067
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants & Leisure - 0.0%         4,158  Autogrill SpA                                           79,651
                 ------------------------------------------------------------------------------------------------------------------
                 Industrial Conglomerates - 0.0%                  1  Pirelli & C SpA                                              1
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance - 0.2%                                 1  Alleanza Assicurazioni SpA                                  13
                                                              2,600  Assicurazioni Generali SpA                             110,587
                                                                  1  Mediolanum SpA                                               8
                                                             55,121  Unipol SpA (Preference Shares) (c)                     201,387
                                                                                                                       ------------
                                                                                                                            311,995
                 ------------------------------------------------------------------------------------------------------------------
                 Internet Software & Services - 0.0%              1  Tiscali SpA (c)                                              4
                 ------------------------------------------------------------------------------------------------------------------
                 Media - 0.6%                                    68  Gruppo Editoriale L'Espresso SpA                           362
                                                             90,073  Mediaset SpA                                           980,035
                                                                                                                       ------------
                                                                                                                            980,397
                 ------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable Fuels - 0.5%          26,827  Eni SpA                                                872,982
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Transportation Infrastructure - 0.0%           360  Autostrade SpA                                    $     11,542
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Italy                         6,757,276
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -    Air Freight & Logistics - 0.1%               3,048  TNT NV                                                 139,780
3.5%             ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks - 0.5%                     19,188  ABN AMRO Holding NV                                    825,869
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Services & Supplies - 0.0%          312  Vedior NV                                                6,927
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial Services - 0.5%       18,850  ING Groep NV CVA                                       796,968
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication               17,561  Koninklijke KPN NV                                     273,529
                 Services - 0.2%
                 ------------------------------------------------------------------------------------------------------------------
                 Energy Equipment & Services - 0.6%             598  Fugro NV                                                30,356
                                                             25,858  SBM Offshore NV                                        932,296
                                                                                                                       ------------
                                                                                                                            962,652
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples Retailing - 0.1%             16,749  Koninklijke Ahold NV (c)                               195,773
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products - 0.3%                        17,650  Unilever NV                                            513,993
                 ------------------------------------------------------------------------------------------------------------------
                 Household Durables - 0.5%                   24,169  Koninklijke Philips Electronics NV                     923,058
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance - 0.5%                            41,357  Aegon NV                                               824,278
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery - 0.0%                               990  Stork NV                                                50,783
                 ------------------------------------------------------------------------------------------------------------------
                 Media - 0.0%                                 2,689  Reed Elsevier NV                                        47,559
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining - 0.2%                       6,060  Arcelor Mittal                                         321,947
                 ------------------------------------------------------------------------------------------------------------------
                 Office Electronics - 0.0%                    1,014  OCE NV                                                  18,584
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate Investment Trusts                  268  Wereldhave NV                                           41,260
                 (REITs) - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Semiconductors & Semiconductor               2,964  ASML Holding NV (c)                                     73,210
                 Equipment - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Trading Companies & Distributors - 0.0%          1  Hagemeyer NV (c)                                             5
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Netherlands               6,016,175
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.1%    Chemicals - 0.0%                                25  Yara International ASA                                     690
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks - 0.0%                        587  DnB NOR ASA                                              8,286
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Services & Supplies - 0.2%       41,000  Tomra Systems ASA                                      295,107
                 ------------------------------------------------------------------------------------------------------------------
                 Communications Equipment - 0.0%              1,500  Tandberg ASA                                            31,341
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication                3,867  Telenor ASA                                             68,709
                 Services - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Energy Equipment & Services - 0.2%           6,572  Acergy SA                                              140,289
                                                                  5  Aker Kvaerner ASA                                          113
                                                                  1  Ocean RIG ASA (c)                                            7
                                                              2,192  Petroleum Geo-Services ASA (c)                          57,249
                                                              1,364  TGS Nopec Geophysical Co. ASA (c)                       31,529
                                                                                                                       ------------
                                                                                                                            229,187
                 ------------------------------------------------------------------------------------------------------------------
                 Industrial Conglomerates - 0.6%             15,550  Orkla ASA                                            1,096,223
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance - 0.0%                             2,800  Storebrand ASA                                          44,868
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Marine - 0.0%                                   59  Ship Finance International Ltd.                   $      1,619
                                                                401  Stolt-Nielsen SA                                        11,941
                                                                                                                       ------------
                                                                                                                             13,560
                 ------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable Fuels - 0.1%             550  Frontline Ltd.                                          19,545
                                                              5,455  Norsk Hydro ASA                                        180,837
                                                                 50  Statoil ASA                                              1,361
                                                                                                                       ------------
                                                                                                                            201,743
                 ------------------------------------------------------------------------------------------------------------------
                 Paper & Forest Products - 0.0%                 100  Norske Skogindustrier ASA                                1,711
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Norway                        1,991,425
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.5%  Commercial Banks - 0.1%                     27,721  Banco Comercial Portugues SA Registered Shares         100,354
                                                              3,520  Banco Espirito Santo SA Registered Shares               67,194
                                                                                                                       ------------
                                                                                                                            167,548
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication               32,640  Portugal Telecom SGPS SA Registered Shares             437,328
                 Services - 0.3%
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 0.1%                   25,729  Energias de Portugal SA                                138,167
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples Retailing - 0.0%                483  Jeronimo Martins SGPS SA                                12,582
                 ------------------------------------------------------------------------------------------------------------------
                 Industrial Conglomerates - 0.0%             10,235  Sonae SGPS SA                                           23,106
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Portugal                        778,731
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.9%     Airlines - 0.0%                              4,866  Iberia Lineas Aereas de Espana                          25,936
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks - 1.6%                     42,392  Banco Bilbao Vizcaya Argentaria SA                   1,040,843
                                                              8,951  Banco Popular Espanol SA                               184,618
                                                             82,862  Banco Santander Central Hispano SA                   1,478,829
                                                              1,200  Bankinter SA                                            98,345
                                                                                                                       ------------
                                                                                                                          2,802,635
                 ------------------------------------------------------------------------------------------------------------------
                 Communications Equipment - 0.1%             11,200  Avanzit SA (c)                                         112,959
                 ------------------------------------------------------------------------------------------------------------------
                 Construction & Engineering - 0.0%            1,206  ACS Actividades de Construccion y Servicios, SA         73,221
                                                                 52  Grupo Ferrovial SA                                       5,262
                                                                  8  Sacyr Vallehermoso SA                                      448
                                                                                                                       ------------
                                                                                                                             78,931
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial Services - 0.0%        1,300  Bolsas y Mercados Espanoles                             63,716
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication               51,850  Telefonica SA                                        1,142,849
                 Services - 0.7%
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 0.7%                   11,835  Endesa SA                                              639,978
                                                              7,636  Iberdrola SA                                           360,996
                                                              1,420  Union Fenosa SA                                         76,578
                                                                                                                       ------------
                                                                                                                          1,077,552
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment - 0.1%                  2,400  Gamesa Corp. Tecnologica SA                             86,883
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products - 0.0%                         3,000  SOS Cuetara SA                                          58,710
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Gas Utilities - 0.1%                         2,291  Gas Natural SDG SA                                $    107,574
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants & Leisure - 0.0%             2  NH Hoteles SA                                               46
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance - 0.0%                                 1  Corp. Mapfre SA                                              5
                 ------------------------------------------------------------------------------------------------------------------
                 Media - 0.0%                                   979  Promotora de Informaciones SA                           21,840
                                                                  3  Sogecable SA (c)                                           124
                                                                                                                       ------------
                                                                                                                             21,964
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining - 0.0%                           1  Acerinox SA                                                 25
                 ------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable Fuels - 0.5%          25,653  Repsol YPF SA                                          864,935
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate Management &                     4,300  Inmobiliaria Colonial SA                                29,582
                 Development - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Tobacco - 0.0%                                 800  Altadis SA                                              51,371
                 ------------------------------------------------------------------------------------------------------------------
                 Water Utilities - 0.1%                          20  Sociedad General de Aguas de Barcelona SA (c)              712
                                                              3,999  Sociedad General de Aguas de Barcelona SA
                                                                     Class A                                                142,365
                                                                                                                       ------------
                                                                                                                            143,077
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Spain                         6,668,750
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.7%    Building Products - 0.0%                        14  Assa Abloy AB B                                            322
                 ------------------------------------------------------------------------------------------------------------------
                 Capital Markets - 0.0%                         800  D Carnegie AB                                           16,641
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks - 0.1%                      2,115  Skandinaviska Enskilda Banken AB Class A                67,695
                                                              2,600  Svenska Handelsbanken Class A                           77,261
                                                                                                                       ------------
                                                                                                                            144,956
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Services & Supplies - 0.0%        4,048  Securitas AB                                            61,739
                                                                 48  Securitas Systems AB (c)                                   167
                                                                                                                       ------------
                                                                                                                             61,906
                 ------------------------------------------------------------------------------------------------------------------
                 Communications Equipment - 0.4%            187,112  Telefonaktiebolaget LM Ericsson                        688,660
                 ------------------------------------------------------------------------------------------------------------------
                 Construction & Engineering - 0.0%               84  Skanska AB Class B                                       1,871
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Consumer Services - 0.0%            48  Securitas Direct AB (c)                                    133
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication               25,005  TeliaSonera AB                                         215,752
                 Services - 0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples Retailing - 0.0%                 19  Axfood AB                                                  751
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment & Supplies - 0.0%         69  Getinge AB Class B                                       1,571
                 ------------------------------------------------------------------------------------------------------------------
                 Household Durables - 0.1%                    3,420  Electrolux AB                                           86,690
                                                              3,410  Husqvarna AB (c)                                        56,281
                                                                                                                       ------------
                                                                                                                            142,971
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery - 1.2%                             4,215  Atlas Copco AB                                         140,041
                                                              2,560  Atlas Copco AB Class B                                  81,572
                                                             14,396  SKF AB Class B                                         299,453
                                                             12,741  Sandvik AB                                             226,254
                                                              1,300  Scania AB Class B                                      102,022

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              1,000  Trelleborg AB Class B                             $     25,992
                                                              1,118  Volvo AB Class A                                        96,225
                                                             13,606  Volvo AB Class B                                     1,145,719
                                                                                                                       ------------
                                                                                                                          2,117,278
                 ------------------------------------------------------------------------------------------------------------------
                 Media - 0.0%                                   665  Modern Times Group AB (c)                               38,903
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining - 0.1%                       3,243  Boliden AB                                              71,522
                                                              1,955  SSAB Svenskt Stal AB Series A                           60,334
                                                                859  SSAB Svenskt Stal AB Series B                           24,665
                                                                                                                       ------------
                                                                                                                            156,521
                 ------------------------------------------------------------------------------------------------------------------
                 Paper & Forest Products - 0.0%                 300  Svenska Cellulosa AB                                    16,068
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate Investment Trusts                  421  Wihlborgs Fastigheter AB                                 9,044
                 (REITs) - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate Management &                     1,018  Fabege AB                                               25,586
                 Development - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Software - 0.0%                              2,217  Telelogic AB (c)                                         4,207
                 ------------------------------------------------------------------------------------------------------------------
                 Specialty Retail - 0.7%                     19,650  Hennes & Mauritz AB B Shares                         1,131,251
                 ------------------------------------------------------------------------------------------------------------------
                 Tobacco - 0.0%                                  51  Swedish Match AB                                           911
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Sweden                        4,775,303
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland -    Building Products - 0.1%                       153  Geberit AG Registered Shares                           235,452
6.4%             ------------------------------------------------------------------------------------------------------------------
                 Capital Markets - 1.4%                      27,053  Credit Suisse Group                                  1,941,342
                                                              7,031  UBS AG                                                 417,758
                                                                                                                       ------------
                                                                                                                          2,359,100
                 ------------------------------------------------------------------------------------------------------------------
                 Chemicals - 0.2%                             3,774  Ciba Specialty Chemicals AG Registered Shares          248,618
                                                                  1  Clariant AG                                                 17
                                                                336  Syngenta AG                                             64,288
                                                                                                                       ------------
                                                                                                                            312,923
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Services & Supplies - 0.0%            1  Adecco SA Registered Shares                                 63
                 ------------------------------------------------------------------------------------------------------------------
                 Construction Materials - 0.0%                    4  Holcim Ltd.                                                401
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment - 0.1%                 12,385  ABB Ltd.                                               211,997
                 ------------------------------------------------------------------------------------------------------------------
                 Electronic Equipment &                         358  Kudelski SA                                             12,609
                 Instruments - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products - 1.1%                         4,845  Nestle SA Registered Shares                          1,886,924
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment & Supplies - 0.6%         99  Straumann Holding AG Registered Shares                  28,393
                                                              7,601  Synthes, Inc.                                          938,279
                                                                                                                       ------------
                                                                                                                            966,672
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance - 0.5%                             3,078  Swiss Reinsurance Registered Shares                    281,165
                                                              2,277  Zurich Financial Services AG                           657,250
                                                                                                                       ------------
                                                                                                                            938,415
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery - 0.0%                                15  Schindler Holding AG                                       913
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Marine - 0.0%                                    1  Kuehne & Nagel International AG                   $         82
                 ------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals - 1.8%                      11,035  Novartis AG Registered Shares                          632,958
                                                             13,831  Roche Holding AG                                     2,447,159
                                                                                                                       ------------
                                                                                                                          3,080,117
                 ------------------------------------------------------------------------------------------------------------------
                 Semiconductors & Semiconductor                   7  Micronas Semiconductor Holding AG Registered
                 Equipment - 0.0%                                    Shares                                                     145
                                                                 82  Unaxis Holding AG (c)                                   49,801
                                                                                                                       ------------
                                                                                                                             49,946
                 ------------------------------------------------------------------------------------------------------------------
                 Textiles, Apparel & Luxury Goods - 0.6%      4,670  Compagnie Financiere Richemont AG                      261,142
                                                              2,422  The Swatch Group Ltd. Bearer Shares                    640,306
                                                                584  The Swatch Group Ltd. Registered Shares                 31,215
                                                                                                                       ------------
                                                                                                                            932,663
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Switzerland                  10,988,277
-----------------------------------------------------------------------------------------------------------------------------------
United           Aerospace & Defense - 0.6%                  39,586  BAE Systems Plc                                        358,336
Kingdom - 22.3%                                              99,442  Cobham Plc                                             410,942
                                                             21,750  Rolls-Royce Group Plc                                  211,542
                                                          5,582,146  Rolls-Royce Group Plc B Shares                          11,259
                                                                                                                       ------------
                                                                                                                            992,079
                 ------------------------------------------------------------------------------------------------------------------
                 Airlines - 0.0%                              6,709  British Airways Plc (c)                                 64,163
                 ------------------------------------------------------------------------------------------------------------------
                 Auto Components - 0.0%                       7,198  GKN Plc                                                 54,038
                 ------------------------------------------------------------------------------------------------------------------
                 Capital Markets - 1.1%                         783  3i Group Plc                                            17,504
                                                              9,202  Amvescap Plc                                           101,405
                                                            107,076  Collins Stewart Plc (c)                                536,254
                                                                  1  ICAP Plc                                                    10
                                                             22,908  Man Group Plc                                          250,191
                                                             39,838  Schroders Plc                                          994,049
                                                                                                                       ------------
                                                                                                                          1,899,413
                 ------------------------------------------------------------------------------------------------------------------
                 Chemicals - 0.1%                            14,623  Imperial Chemical Industries Plc                       143,879
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks - 3.1%                     72,060  Barclays Plc                                         1,022,399
                                                             41,126  HBOS Plc                                               847,333
                                                             79,912  HSBC Holdings Plc                                    1,398,778
                                                             58,022  Lloyds TSB Group Plc                                   639,399
                                                             36,094  Royal Bank of Scotland Group Plc                     1,409,184
                                                                                                                       ------------
                                                                                                                          5,317,093
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Services & Supplies - 0.2%       19,171  Biffa Plc                                              129,776
                                                              1,782  Davis Service Group Plc                                 20,426
                                                              2,099  De La Rue Plc                                           29,533
                                                              8,329  Experian Group Ltd.                                     95,964

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              1,544  Group 4 Securicor Plc                             $      6,107
                                                                  1  Hays Plc                                                     3
                                                              3,802  Michael Page International Plc                          40,065
                                                                                                                       ------------
                                                                                                                            321,874
                 ------------------------------------------------------------------------------------------------------------------
                 Construction & Engineering - 0.0%            5,176  Balfour Beatty Plc                                      48,585
                 ------------------------------------------------------------------------------------------------------------------
                 Consumer Finance - 0.0%                      2,902  Provident Financial Plc                                 45,914
                 ------------------------------------------------------------------------------------------------------------------
                 Distributors - 0.0%                          4,938  Inchcape Plc                                            55,437
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial Services - 0.0%        2,559  London Stock Exchange Group Plc                         63,047
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication               90,087  BT Group Plc                                           538,480
                 Services - 0.3%
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 0.2%                   26,477  Scottish Power Plc                                     416,821
                 ------------------------------------------------------------------------------------------------------------------
                 Electronic Equipment &                         490  Electrocomponents Plc                                    2,791
                 Instruments - 0.0%                           3,829  Premier Farnell Plc                                     15,390
                                                                                                                       ------------
                                                                                                                             18,181
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples Retailing - 1.4%             65,741  Boots Group Plc                                      1,327,964
                                                             17,916  J Sainsbury Plc                                        193,731
                                                             97,743  Tesco Plc                                              854,484
                                                                                                                       ------------
                                                                                                                          2,376,179
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products - 0.9%                        48,584  Unilever Plc                                         1,463,725
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment & Supplies - 0.6%      1,999  SSL International Plc                                   15,745
                                                             82,523  Smith & Nephew Plc                                   1,049,056
                                                                                                                       ------------
                                                                                                                          1,064,801
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants & Leisure - 0.8%        24,451  Compass Group Plc                                      163,594
                                                              6,696  Enterprise Inns Plc                                     88,086
                                                             37,677  Ladbrokes Plc                                          298,424
                                                             23,981  Whitbread Plc                                          890,492
                                                                                                                       ------------
                                                                                                                          1,440,596
                 ------------------------------------------------------------------------------------------------------------------
                 Household Durables - 0.7%                    2,630  Barratt Developments  Plc                               57,188
                                                              9,997  Berkeley Group Holdings Plc                            310,039
                                                             26,923  Persimmon Plc                                          744,903
                                                              6,929  Taylor Woodrow Plc                                      66,744
                                                              4,496  Wimpey George Plc                                       56,225
                                                                                                                       ------------
                                                                                                                          1,235,099
                 ------------------------------------------------------------------------------------------------------------------
                 IT Services - 0.0%                          16,796  LogicaCMG Plc                                           58,832
                 ------------------------------------------------------------------------------------------------------------------
                 Independent Power Producers & Energy        57,651  International Power Plc                                449,822
                 Traders - 0.3%
                 ------------------------------------------------------------------------------------------------------------------
                 Industrial Conglomerates - 0.0%              1,954  Cookson Group Plc                                       23,898
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Insurance - 1.0%                            29,165  Aviva Plc                                         $    429,581
                                                             15,390  Friends Provident Plc                                   58,299
                                                             80,122  Legal & General Group Plc                              250,692
                                                             29,603  Old Mutual Plc                                          95,595
                                                             29,998  Prudential Plc                                         423,550
                                                              7,852  Resolution Plc                                          95,877
                                                             36,980  Royal & Sun Alliance Insurance Group                   117,889
                                                             45,890  Standard Life Plc                                      285,362
                                                                                                                       ------------
                                                                                                                          1,756,845
                 ------------------------------------------------------------------------------------------------------------------
                 Internet & Catalog Retail - 0.0%             8,760  Home Retail Group                                       76,538
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery - 0.1%                             1,802  Charter Plc (c)                                         31,471
                                                              6,354  FKI Plc                                                 14,535
                                                             13,376  IMI Plc                                                152,667
                                                                                                                       ------------
                                                                                                                            198,673
                 ------------------------------------------------------------------------------------------------------------------
                 Media - 0.5%                                10,731  Aegis Group Plc                                         31,675
                                                              3,810  Daily Mail & General Trust                              60,880
                                                              8,500  Emap Plc                                               126,537
                                                             45,772  ITV Plc                                                 98,179
                                                              9,886  Pearson Plc                                            169,640
                                                             15,451  Reed Elsevier Plc                                      184,711
                                                              3,353  Reuters Group Plc                                       30,747
                                                              3,517  Trinity Mirror Plc                                      36,819
                                                              3,280  United Business Media Plc                               51,188
                                                                                                                       ------------
                                                                                                                            790,376
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining - 1.4%                      24,220  Anglo American Plc                                   1,275,891
                                                             28,072  BHP Billiton Plc                                       625,885
                                                             23,940  Corus Group Plc                                        285,959
                                                              2,942  Xstrata Plc                                            151,219
                                                                                                                       ------------
                                                                                                                          2,338,954
                 ------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities - 0.3%                      25,996  National Grid Plc                                      407,970
                                                              3,643  United Utilities Plc                                    54,161
                                                                                                                       ------------
                                                                                                                            462,131
                 ------------------------------------------------------------------------------------------------------------------
                 Multiline Retail - 0.3%                     42,306  Marks & Spencer Group Plc                              563,198
                 ------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable Fuels - 3.7%          89,279  BG Group Plc                                         1,287,788
                                                            227,658  BP Plc                                               2,472,937

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              2,958  Royal Dutch Shell Plc                             $     98,431
                                                             73,985  Royal Dutch Shell Plc Class B                        2,461,944
                                                                                                                       ------------
                                                                                                                          6,321,100
                 ------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals - 1.5%                      33,248  AstraZeneca Plc                                      1,788,772
                                                             31,319  GlaxoSmithKline Plc                                    860,984
                                                                                                                       ------------
                                                                                                                          2,649,756
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate Investment Trusts               30,722  British Land Co. Plc                                   923,770
                 (REITs) - 1.0%                               3,071  Brixton Plc                                             30,730
                                                              2,120  Great Portland Estates Plc                              32,373
                                                              3,270  Hammerson Plc                                          111,516
                                                             11,659  Land Securities Group Plc                              490,983
                                                              3,298  Liberty International Plc                               80,930
                                                              5,403  Slough Estates Plc                                      83,357
                                                                                                                       ------------
                                                                                                                          1,753,659
                 ------------------------------------------------------------------------------------------------------------------
                 Road & Rail - 0.1%                           1,785  Arriva Plc                                              26,134
                                                              5,583  Firstgroup Plc                                          73,005
                                                              8,549  Stagecoach Group Plc                                    30,282
                                                                                                                       ------------
                                                                                                                            129,421
                 ------------------------------------------------------------------------------------------------------------------
                 Semiconductors & Semiconductor              15,612  ARM Holdings Plc                                        41,167
                 Equipment - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Specialty Retail - 0.1%                          1  DSG International Plc                                        3
                                                              7,610  Galiform Plc                                            23,324
                                                              4,233  HMV Group Plc                                            9,205
                                                             29,132  Kingfisher Plc                                         159,513
                                                                                                                       ------------
                                                                                                                            192,045
                 ------------------------------------------------------------------------------------------------------------------
                 Tobacco - 0.4%                              15,463  British American Tobacco Plc                           483,513
                                                              6,035  Gallaher Group Plc                                     134,554
                                                                                                                       ------------
                                                                                                                            618,067
                 ------------------------------------------------------------------------------------------------------------------
                 Water Utilities - 0.1%                       2,684  Severn Trent Plc                                        75,739
                 ------------------------------------------------------------------------------------------------------------------
                 Wireless Telecommunication                 955,938  Vodafone Group Plc                                   2,548,942
                 Services - 1.5%
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the United Kingdom           38,608,567
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Europe - 66.1%              114,226,099
-----------------------------------------------------------------------------------------------------------------------------------
Latin America
-----------------------------------------------------------------------------------------------------------------------------------
Cayman           Wireless Telecommunication                 129,000  Hutchison Telecommunications
Islands - 0.2%   Services - 0.2%                                     International Ltd. (c)                                 261,517
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Communications Equipment - 0.0%                 59  Foxconn International Holdings Ltd. (c)           $        180
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Latin America - 0.2%            261,697
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Australia -      Airlines - 0.1%                             34,846  Qantas Airways Ltd.                                    148,018
5.1%             ------------------------------------------------------------------------------------------------------------------
                 Biotechnology - 0.3%                         7,569  CSL Ltd.                                               504,441
                 ------------------------------------------------------------------------------------------------------------------
                 Capital Markets - 0.3%                       6,541  Macquarie Bank Ltd.                                    437,940
                                                              3,094  Tower Australia Group Ltd. (c)                           6,759
                                                                                                                       ------------
                                                                                                                            444,699
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks - 1.2%                     16,369  Australia & New Zealand Banking Group Ltd.             393,352
                                                             12,067  Commonwealth Bank of Australia Ltd.                    490,709
                                                             28,095  National Australia Bank Ltd.                           918,358
                                                             15,743  Westpac Banking Corp.                                  335,638
                                                                                                                       ------------
                                                                                                                          2,138,057
                 ------------------------------------------------------------------------------------------------------------------
                 Construction & Engineering - 0.0%            1,607  Leighton Holdings Ltd.                                  43,584
                 ------------------------------------------------------------------------------------------------------------------
                 Construction Materials - 0.5%              113,736  Boral Ltd.                                             758,277
                                                              5,379  James Hardie Industries NV                              36,384
                                                              2,598  Rinker Group Ltd.                                       37,942
                                                                                                                       ------------
                                                                                                                            832,603
                 ------------------------------------------------------------------------------------------------------------------
                 Containers & Packaging - 0.0%                9,221  Amcor Ltd.                                              56,328
                 ------------------------------------------------------------------------------------------------------------------
                 Distributors - 0.0%                          4,447  Pacific Brands Ltd.                                     11,046
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Consumer Services - 0.5%       133,047  ABC Learning Centres Ltd.                              783,681
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Financial Services - 0.0%        2,751  Babcock & Brown Ltd.                                    61,144
                                                                  1  Challenger Financial Services Group Ltd.                     4
                                                                442  Suncorp-Metway Ltd.                                      7,439
                                                                                                                       ------------
                                                                                                                             68,587
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication                    1  Telstra Corp. Ltd.                                           4
                 Services - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples Retailing - 0.2%              4,122  Coles Myer Ltd.                                         54,196
                                                              8,849  Woolworths Ltd.                                        194,673
                                                                                                                       ------------
                                                                                                                            248,869
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products - 0.0%                         6,369  Futuris Corp. Ltd.                                      11,131
                                                             10,279  Goodman Fielder Ltd.                                    20,293
                                                                                                                       ------------
                                                                                                                             31,424
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment & Supplies - 0.0%      1,630  Ansell Ltd.                                             15,298
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Health Care Providers & Services - 0.0%          1  Mayne Group Ltd.                                  $          3
                                                                372  Sonic Healthcare Ltd.                                    4,440
                                                                                                                       ------------
                                                                                                                              4,443
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants & Leisure - 0.0%           294  Aristocrat Leisure Ltd.                                  3,901
                                                             11,326  Tattersall's Ltd.                                       47,194
                                                                                                                       ------------
                                                                                                                             51,095
                 ------------------------------------------------------------------------------------------------------------------
                 Industrial Conglomerates - 0.0%                  1  CSR Ltd.                                                     3
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance - 0.2%                            21,573  AMP Ltd.                                               181,355
                                                                  1  AXA Asia Pacific Holdings Ltd.                               6
                                                              9,262  QBE Insurance Group Ltd.                               236,357
                                                                                                                       ------------
                                                                                                                            417,718
                 ------------------------------------------------------------------------------------------------------------------
                 Media - 0.2%                                30,001  John Fairfax Holdings Ltd.                             120,884
                                                                  1  Macquarie Communications Infrastructure Group                5
                                                              7,500  Publishing & Broadcasting Ltd.                         120,455
                                                                                                                       ------------
                                                                                                                            241,344
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining - 0.9%                      13,473  Alumina Ltd.                                            79,686
                                                             55,051  BHP Billiton Ltd.                                    1,331,355
                                                              8,396  BlueScope Steel Ltd.                                    71,329
                                                              2,709  Iluka Resources Ltd.                                    12,910
                                                                 13  Newcrest Mining Ltd.                                       250
                                                              6,640  OneSteel Ltd.                                           27,722
                                                              5,605  Zinifex Ltd.                                            71,562
                                                                                                                       ------------
                                                                                                                          1,594,814
                 ------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities - 0.0%                           1  Alinta Ltd.                                                 12
                 ------------------------------------------------------------------------------------------------------------------
                 Multiline Retail - 0.0%                          1  Harvey Norman Holdings Ltd.                                  4
                 ------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable Fuels - 0.1%           9,864  Origin Energy Ltd.                                      71,909
                                                                  1  Paladin Resources Ltd. (c)                                   8
                                                                                                                       ------------
                                                                                                                             71,917
                 ------------------------------------------------------------------------------------------------------------------
                 Paper & Forest Products - 0.0%               4,328  PaperlinX Ltd.                                          14,602
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate Investment Trusts                    1  Commonwealth Property Office Fund                            1
                 (REITs) - 0.4%                             434,886  DB RREEF Trust                                         606,970
                                                             17,624  Investa Property Group                                  34,651
                                                             20,733  Macquarie Office Trust                                  25,414
                                                                152  Macquire Goodman Group                                     860
                                                              6,110  Multiplex Group                                         22,098
                                                                384  Stockland                                                2,532
                                                                                                                       ------------
                                                                                                                            692,526
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Real Estate Management &                       460  Lend Lease Corp., Ltd.                            $      7,440
                 Development - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Textiles, Apparel & Luxury Goods - 0.0%      1,905  Billabong International Ltd.                            25,740
                 ------------------------------------------------------------------------------------------------------------------
                 Transportation Infrastructure - 0.2%         6,337  Macquarie Airports Group                                20,458
                                                             72,079  Macquarie Infrastructure Group                         223,946
                                                              7,596  Sydney Roads Group                                       8,297
                                                              1,866  Transurban Group                                        11,716
                                                                                                                       ------------
                                                                                                                            264,417
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Australia                     8,712,714
-----------------------------------------------------------------------------------------------------------------------------------
Hong             Commercial Banks - 0.0%                        503  BOC Hong Kong Holdings Ltd.                              1,219
Kong - 0.9%                                                     200  Hang Seng Bank Ltd.                                      2,841
                                                                                                                       ------------
                                                                                                                              4,060
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants & Leisure - 0.0%        14,000  Shangri-La Asia Ltd.                                    34,653
                 ------------------------------------------------------------------------------------------------------------------
                 Household Durables - 0.0%                      564  Techtronic Industries Co.                                  680
                 ------------------------------------------------------------------------------------------------------------------
                 Industrial Conglomerates - 0.1%             11,000  Hutchison Whampoa Ltd.                                 105,798
                 ------------------------------------------------------------------------------------------------------------------
                 Marine - 0.0%                                2,159  Orient Overseas International Ltd.                      20,061
                 ------------------------------------------------------------------------------------------------------------------
                 Media - 0.0%                                 3,000  Television Broadcasts Ltd.                              18,756
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate Investment Trusts                  500  The Link REIT                                            1,203
                 (REITs) - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate Management &                    63,000  Cheung Kong Holdings Ltd.                              797,427
                 Development - 0.7%                          26,000  Hang Lung Properties Ltd.                               72,707
                                                             82,600  Henderson Investment Ltd.                              168,932
                                                             10,000  Sino Land Co.                                           21,527
                                                              6,000  Sun Hung Kai Properties Ltd.                            69,418
                                                             11,000  Swire Pacific Ltd. Class A                             123,466
                                                                                                                       ------------
                                                                                                                          1,253,477
                 ------------------------------------------------------------------------------------------------------------------
                 Specialty Retail - 0.1%                     12,500  Esprit Holdings Ltd.                                   146,621
                 ------------------------------------------------------------------------------------------------------------------
                 Transportation Infrastructure - 0.0%           321  Hopewell Holdings                                        1,249
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Hong Kong                     1,586,558
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 20.9%    Airlines - 0.1%                              8,000  All Nippon Airways Co., Ltd.                            31,432
                                                             57,000  Japan Airlines Corp.                                   118,508
                                                                                                                       ------------
                                                                                                                            149,940
                 ------------------------------------------------------------------------------------------------------------------
                 Auto Components - 0.4%                       5,400  Aisin Seiki Co., Ltd.                                  189,257
                                                              2,000  Bridgestone Corp.                                       39,969
                                                              5,500  Denso Corp.                                            204,430
                                                              2,000  NGK Spark Plug Co., Ltd.                                37,424
                                                              2,000  NHK Spring Co., Ltd.                                    20,078
                                                              1,600  NOK Corp.                                               27,223

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              1,900  Stanley Electric Co., Ltd.                        $     38,616
                                                              2,300  Sumitomo Rubber Industries, Ltd.                        25,198
                                                                800  Tokai Rika Co. Ltd.                                     18,975
                                                                500  Toyoda Gosei Co., Ltd.                                  11,817
                                                              2,500  Toyota Industries Corp.                                118,381
                                                                                                                       ------------
                                                                                                                            731,368
                 ------------------------------------------------------------------------------------------------------------------
                 Automobiles - 1.9%                          19,300  Honda Motor Co., Ltd.                                  673,142
                                                             28,400  Nissan Motor Co., Ltd.                                 304,389
                                                             36,000  Toyota Motor Corp.                                   2,306,517
                                                              2,300  Yamaha Motor Co., Ltd.                                  64,409
                                                                                                                       ------------
                                                                                                                          3,348,457
                 ------------------------------------------------------------------------------------------------------------------
                 Beverages - 0.7%                            59,900  Asahi Breweries Ltd.                                   960,718
                                                              6,400  Coca-Cola West Holdings Co., Ltd.                      138,764
                                                              7,000  Kirin Brewery Co., Ltd.                                101,103
                                                              3,000  Sapporo Holdings Ltd.                                   21,105
                                                                                                                       ------------
                                                                                                                          1,221,690
                 ------------------------------------------------------------------------------------------------------------------
                 Building Products - 0.0%                     2,000  Asahi Glass Co., Ltd.                                   28,157
                                                              2,000  Central Glass Co., Ltd.                                 13,527
                                                                100  JS Group Corp.                                           2,168
                                                              2,000  Sanwa Shutter Corp.                                     12,458
                                                                                                                       ------------
                                                                                                                             56,310
                 ------------------------------------------------------------------------------------------------------------------
                 Capital Markets - 0.6%                      24,000  Daiwa Securities Group, Inc.                           289,817
                                                              1,100  Matsui Securities Co., Ltd. (c)                          9,643
                                                              3,000  Mitsubishi UFJ Securities Co. (c)                       34,267
                                                             10,500  Nikko Cordial Corp.                                    149,962
                                                             23,400  Nomura Holdings, Inc.                                  487,500
                                                                  1  SBI E*trade Securities Co. Ltd.                          1,264
                                                                  1  SBI Holdings, Inc.                                         379
                                                              5,000  Shinko Securities Co., Ltd. (c)                         25,331
                                                                                                                       ------------
                                                                                                                            998,163
                 ------------------------------------------------------------------------------------------------------------------
                 Chemicals - 0.8%                            11,000  Asahi Kasei Corp.                                       80,092
                                                              7,000  Dainippon Ink and Chemicals, Inc.                       27,800
                                                              5,000  Denki Kagaku Kogyo Kabushiki Kaisha                     23,422
                                                              4,000  Kaneka Corp.                                            38,153
                                                              4,500  Kuraray Co., Ltd.                                       48,613
                                                             14,500  Mitsubishi Chemical Holdings Corp.                     123,417
                                                              5,000  Mitsubishi Gas Chemical Co., Inc.                       47,946

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              5,000  Mitsubishi Rayon Co., Ltd.                        $     33,308
                                                             15,000  Mitsui Chemicals, Inc.                                 131,110
                                                              2,000  Nippon Sanso Corp.                                      18,058
                                                              1,000  Nippon Shokubai Co., Ltd.                               10,794
                                                              2,000  Nissan Chemical Industries Ltd.                         25,832
                                                              5,400  Shin-Etsu Chemical Co., Ltd.                           329,481
                                                             13,000  Showa Denko KK                                          48,871
                                                              5,000  Sumitomo Chemical Co., Ltd.                             37,763
                                                              9,000  Teijin Ltd.                                             50,789
                                                              6,000  Toray Industries, Inc.                                  43,381
                                                             52,000  Tosoh Corp.                                            267,855
                                                             12,000  Ube Industries Ltd.                                     38,086
                                                                                                                       ------------
                                                                                                                          1,424,771
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks - 3.7%                      9,000  The 77 Bank Ltd.                                        58,732
                                                              3,000  The Bank of Kyoto Ltd.                                  34,445
                                                             27,000  The Bank of Yokohama Ltd.                              201,400
                                                              4,000  The Chiba Bank Ltd.                                     35,302
                                                              4,000  The Gunma Bank Ltd.                                     28,344
                                                             10,000  Hokuhoku Financial Group, Inc.                          34,454
                                                              7,000  The Joyo Bank Ltd.                                      43,720
                                                                176  Mitsubishi UFJ Financial Group, Inc.                 1,986,422
                                                             24,000  Mitsui Trust Holdings, Inc.                            236,660
                                                                162  Mizuho Financial Group, Inc.                         1,043,432
                                                                145  Resona Holdings, Inc.                                  390,063
                                                                  3  Sapporo Hokuyo Holdings, Inc.                           30,041
                                                            124,000  Shinsei Bank Ltd.                                      594,535
                                                              7,000  The Shizuoka Bank Ltd.                                  74,550
                                                                140  Sumitomo Mitsui Financial Group, Inc.                1,271,215
                                                             24,000  The Sumitomo Trust & Banking Co., Ltd.                 250,306
                                                              2,000  Suruga Bank Ltd.                                        26,069
                                                                                                                       ------------
                                                                                                                          6,339,690
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Services & Supplies - 0.3%          100  Arrk Corp.                                               1,207
                                                              4,000  Dai Nippon Printing Co., Ltd.                           62,933
                                                              1,200  Kokuyo Co., Ltd.                                        15,876
                                                                300  Meitec Corp.                                             9,674

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              5,000  Secom Co., Ltd.                                   $    232,094
                                                             11,000  Toppan Printing Co., Ltd.                              114,817
                                                                                                                       ------------
                                                                                                                            436,601
                 ------------------------------------------------------------------------------------------------------------------
                 Communications Equipment - 0.0%              1,000  Uniden Corp.                                             7,756
                 ------------------------------------------------------------------------------------------------------------------
                 Computers & Peripherals - 0.3%              23,000  Fujitsu Ltd.                                           153,216
                                                                100  Mitsumi Electric Co., Ltd.                               3,310
                                                             25,000  NEC Corp.                                              134,080
                                                              1,300  Seiko Epson Corp.                                       38,281
                                                             35,500  Toshiba Corp.                                          237,088
                                                                                                                       ------------
                                                                                                                            565,975
                 ------------------------------------------------------------------------------------------------------------------
                 Construction & Engineering - 0.1%            1,000  COMSYS Holdings Corp.                                   10,735
                                                              1,000  Kinden Corp.                                             8,970
                                                              3,000  Nishimatsu Construction Co., Ltd.                        9,700
                                                              7,000  Obayashi Corp.                                          45,146
                                                              2,000  Okumura Corp.                                           10,964
                                                             11,000  Taisei Corp.                                            40,793
                                                              1,000  Toda Corp.                                               4,786
                                                                                                                       ------------
                                                                                                                            131,094
                 ------------------------------------------------------------------------------------------------------------------
                 Construction Materials - 0.0%                5,000  Sumitomo Osaka Cement Co., Ltd.                         15,020
                                                             10,000  Taiheiyo Cement Corp.                                   44,212
                                                                                                                       ------------
                                                                                                                             59,232
                 ------------------------------------------------------------------------------------------------------------------
                 Consumer Finance - 0.4%                        920  Acom Co., Ltd.                                          39,114
                                                              1,100  Aeon Credit Service Co., Ltd.                           18,539
                                                                 50  Aiful Corp.                                              1,549
                                                                600  Hitachi Capital Corp.                                   11,991
                                                              1,130  ORIX Corp.                                             294,391
                                                              1,050  Promise Co., Ltd.                                       39,562
                                                                 80  Shohkoh Fund & Co., Ltd.                                14,270
                                                              5,430  Takefuji Corp.                                         217,956
                                                                                                                       ------------
                                                                                                                            637,372
                 ------------------------------------------------------------------------------------------------------------------
                 Containers & Packaging - 0.0%                  100  Toyo Seikan Kaisha Ltd.                                  2,015
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication                   85  Nippon Telegraph & Telephone Corp.                     449,381
                 Services - 0.3%
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 0.5%                    3,100  Chubu Electric Power Co., Inc.                         106,543
                                                              2,500  The Kansai Electric Power Co., Inc.                     71,920
                                                              1,000  Kyushu Electric Power Co., Inc.                         28,428

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              8,700  Tohoku Electric Power Co., Inc.                   $    220,748
                                                             14,300  The Tokyo Electric Power Co., Inc.                     489,044
                                                                                                                       ------------
                                                                                                                            916,683
                 ------------------------------------------------------------------------------------------------------------------
                 Electrical Equipment - 0.3%                  4,000  Fujikura Ltd.                                           28,208
                                                             19,000  Furukawa Electric Co., Ltd.                            116,090
                                                              4,000  Matsushita Electric Works Ltd.                          45,859
                                                             13,000  Mitsubishi Electric Corp.                              133,927
                                                              9,200  Sumitomo Electric Industries Ltd.                      139,905
                                                                                                                       ------------
                                                                                                                            463,989
                 ------------------------------------------------------------------------------------------------------------------
                 Electronic Equipment &                       2,000  Alps Electric Co., Ltd.                                 23,422
                 Instruments - 0.9%                           3,630  Citizens Holding Co. Ltd.                               34,070
                                                              2,000  Dainippon Screen Manufacturing Co., Ltd.                15,122
                                                                300  Hirose Electric Co., Ltd.                               36,074
                                                            119,000  Hitachi Ltd.                                           922,997
                                                              2,100  Hoya Corp.                                              69,679
                                                              1,800  Kyocera Corp.                                          169,705
                                                                400  Mabuchi Motor Co., Ltd.                                 24,745
                                                              1,000  Murata Manufacturing Co., Ltd.                          72,980
                                                                100  Nidec Corp.                                              6,449
                                                              6,000  Oki Electric Industry Co., Ltd. (c)                     11,558
                                                                400  TDK Corp.                                               34,691
                                                              2,000  Yaskawa Electric Corp.                                  23,625
                                                              2,300  Yokogawa Electric Corp.                                 35,249
                                                                                                                       ------------
                                                                                                                          1,480,366
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples Retailing - 0.2%              3,300  Aeon Co., Ltd.                                          65,810
                                                              9,100  Circle K Sunkus Co., Ltd.                              169,891
                                                                800  FamilyMart Co., Ltd.                                    22,267
                                                                800  Lawson, Inc.                                            30,754
                                                              2,436  Seven & I Holdings Co. Ltd.                             74,213
                                                              2,000  UNY Co., Ltd.                                           27,444
                                                                                                                       ------------
                                                                                                                            390,379
                 ------------------------------------------------------------------------------------------------------------------
                 Food Products - 0.3%                           700  House Foods Corp.                                       11,940
                                                              1,100  Katokichi Co., Ltd.                                      6,917
                                                              3,000  Meiji Dairies Corp.                                     23,549
                                                              4,000  Meiji Seika Kaisha Ltd.                                 18,568
                                                             24,000  Nichirei Corp.                                         140,326
                                                              2,000  Nippon Meat Packers, Inc.                               24,457

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              2,000  Nisshin Seifun Group, Inc.                        $     20,350
                                                                900  QP Corp.                                                 8,164
                                                             15,000  Toyo Suisan Kaisha, Ltd.                               295,316
                                                                900  Yakult Honsha Co., Ltd.                                 22,989
                                                              1,000  Yamazaki Baking Co., Ltd.                                9,123
                                                                                                                       ------------
                                                                                                                            581,699
                 ------------------------------------------------------------------------------------------------------------------
                 Gas Utilities - 0.1%                        17,000  Tokyo Gas Co., Ltd.                                     94,781
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Equipment & Supplies - 0.1%      6,000  Olympus Corp.                                          205,193
                 ------------------------------------------------------------------------------------------------------------------
                 Health Care Providers & Services - 0.1%        200  Alfresa Holdings Corp.                                  12,729
                                                              2,000  Mediceo Paltac Holdings Co. Ltd.                        38,103
                                                                900  Suzuken Co., Ltd.                                       31,925
                                                                                                                       ------------
                                                                                                                             82,757
                 ------------------------------------------------------------------------------------------------------------------
                 Household Durables - 1.7%                   10,200  Casio Computer Co., Ltd.                               223,320
                                                              1,100  Daito Trust Construction Co., Ltd.                      51,808
                                                             12,000  HASEKO Corp. (c)                                        43,788
                                                              1,000  Makita Corp.                                            37,084
                                                             66,000  Matsushita Electric Industrial Co., Ltd.             1,330,193
                                                                400  Rinnai Corp.                                            10,659
                                                             92,000  Sanyo Electric Co., Ltd.                               156,925
                                                              6,000  Sekisui Chemical Co., Ltd.                              47,811
                                                             11,000  Sekisui House Ltd.                                     171,198
                                                             12,000  Sharp Corp.                                            231,161
                                                             12,400  Sony Corp.                                             630,312
                                                                                                                       ------------
                                                                                                                          2,934,259
                 ------------------------------------------------------------------------------------------------------------------
                 IT Services - 0.3%                           4,600  CSK Holdings Corp.                                     192,838
                                                                  6  NET One Systems Co., Ltd.                                7,128
                                                                 19  NTT Data Corp.                                          96,580
                                                              1,500  Nomura Research Institute Ltd.                          44,170
                                                              6,300  TIS, Inc.                                              149,695
                                                                                                                       ------------
                                                                                                                            490,411
                 ------------------------------------------------------------------------------------------------------------------
                 Independent Power Producers & Energy         1,800  Electric Power Development Co.                          90,580
                 Traders - 0.1%
                 ------------------------------------------------------------------------------------------------------------------
                 Industrial Conglomerates - 0.0%             13,000  Hankyu Hanshin Holdings, Inc.                           78,658
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance - 0.4%                            12,033  Millea Holdings, Inc.                                  445,213
                                                             15,000  Mitsui Sumitomo Insurance Co., Ltd.                    188,264
                                                             10,000  Sompo Japan Insurance, Inc.                            124,661
                                                                                                                       ------------
                                                                                                                            758,138
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Internet Software & Services - 0.0%            193  Yahoo! Japan Corp. (c)                            $     66,577
                 ------------------------------------------------------------------------------------------------------------------
                 Leisure Equipment & Products - 0.4%          3,400  Fuji Photo Film Co., Ltd.                              139,070
                                                              2,731  Namco Bandai Holdings, Inc.                             42,620
                                                                500  Sankyo Co., Ltd. (Gunma)                                21,979
                                                             13,200  Sega Sammy Holdings, Inc.                              308,045
                                                                800  Shimano, Inc.                                           24,711
                                                              3,200  Yamaha Corp.                                            71,419
                                                                                                                       ------------
                                                                                                                            607,844
                 ------------------------------------------------------------------------------------------------------------------
                 Machinery - 0.2%                             4,000  Amada Co., Ltd.                                         45,723
                                                                500  GLORY Ltd.                                               9,738
                                                              3,000  Hino Motors Ltd.                                        15,988
                                                              2,500  JTEKT Corp.                                             43,809
                                                              2,000  Kawasaki Heavy Industries Ltd.                           8,469
                                                              7,000  Komatsu Ltd.                                           147,318
                                                              1,000  Komori Corp.                                            23,294
                                                              2,000  Kubota Corp.                                            17,532
                                                              1,000  Mitsubishi Heavy Industries Ltd.                         6,466
                                                              6,000  NSK Ltd.                                                57,230
                                                              1,000  Sumitomo Heavy Industries Ltd.                           9,963
                                                                200  THK Co., Ltd.                                            4,710
                                                                                                                       ------------
                                                                                                                            390,240
                 ------------------------------------------------------------------------------------------------------------------
                 Marine - 0.2%                                6,000  Kawasaki Kisen Kaisha Ltd.                              56,925
                                                             13,000  Mitsui OSK Lines Ltd.                                  144,297
                                                             13,000  Nippon Yusen Kabushiki Kaisha                          104,252
                                                                                                                       ------------
                                                                                                                            305,474
                 ------------------------------------------------------------------------------------------------------------------
                 Media - 0.1%                                    32  Dentsu, Inc.                                            89,613
                                                                 36  Fuji Television Network, Inc.                           83,401
                                                                                                                       ------------
                                                                                                                            173,014
                 ------------------------------------------------------------------------------------------------------------------
                 Metals & Mining - 1.0%                       3,000  Dowa Mining Co., Ltd.                                   30,499
                                                              6,900  JFE Holdings, Inc.                                     408,121
                                                             35,000  Kobe Steel Ltd.                                        141,081
                                                             40,000  Mitsubishi Materials Corp.                             189,749
                                                              6,000  Mitsui Mining & Smelting Co., Ltd.                      32,943
                                                              5,000  Nippon Light Metal Co., Ltd.                            14,172
                                                             69,000  Nippon Steel Corp.                                     484,827
                                                              8,000  Nisshin Steel Co., Ltd.                                 34,487
                                                             50,300  Sumitomo Metal Industries Ltd.                         259,952

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              7,000  Sumitomo Metal Mining Co., Ltd.                   $    135,141
                                                                900  Tokyo Steel Manufacturing Co., Ltd.                     13,259
                                                                                                                       ------------
                                                                                                                          1,744,231
                 ------------------------------------------------------------------------------------------------------------------
                 Multiline Retail - 0.0%                        100  Isetan Co., Ltd.                                         1,744
                                                              3,700  Marui Co., Ltd.                                         45,371
                                                                                                                       ------------
                                                                                                                             47,115
                 ------------------------------------------------------------------------------------------------------------------
                 Office Electronics - 0.5%                   13,200  Canon, Inc.                                            709,063
                                                              8,000  Ricoh Co., Ltd.                                        180,244
                                                                                                                       ------------
                                                                                                                            889,307
                 ------------------------------------------------------------------------------------------------------------------
                 Oil, Gas & Consumable Fuels - 0.0%               1  Inpex Holdings, Inc.                                     8,656
                                                              2,500  Nippon Mining Holdings, Inc.                            21,576
                                                              3,000  TonenGeneral Sekiyu KK                                  33,503
                                                                                                                       ------------
                                                                                                                             63,735
                 ------------------------------------------------------------------------------------------------------------------
                 Paper & Forest Products - 0.2%                  87  Nippon Paper Group, Inc.                               309,343
                                                              9,000  OJI Paper Co., Ltd.                                     47,734
                                                                                                                       ------------
                                                                                                                            357,077
                 ------------------------------------------------------------------------------------------------------------------
                 Personal Products - 0.0%                       300  Aderans Co., Ltd.                                        7,281
                                                                300  Kose Corp.                                               8,859
                                                                                                                       ------------
                                                                                                                             16,140
                 ------------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals - 1.0%                       4,200  Astellas Pharma, Inc.                                  181,059
                                                              5,700  Daiichi Sankyo Co. Ltd.                                174,618
                                                                900  Eisai Co., Ltd.                                         43,152
                                                              1,000  Kaken Pharmaceutical Co., Ltd.                           8,138
                                                              4,000  Kyowa Hakko Kogyo Co., Ltd.                             36,999
                                                                700  Santen Pharmaceutical Co., Ltd.                         17,999
                                                              2,000  Taisho Pharmaceutical Co., Ltd.                         36,660
                                                             19,000  Takeda Pharmaceutical Co., Ltd.                      1,246,351
                                                              2,000  Tanabe Seiyaku Co., Ltd.                                27,206
                                                                                                                       ------------
                                                                                                                          1,772,182
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate Management &                     1,600  Leopalace21 Corp.                                       52,953
                 Development - 0.1%                           1,000  Mitsui Fudosan Co., Ltd.                                29,362
                                                                                                                       ------------
                                                                                                                             82,315
                 ------------------------------------------------------------------------------------------------------------------
                 Road & Rail - 0.7%                              17  Central Japan Railway Co.                              193,313
                                                                 43  East Japan Railway Co.                                 334,980
                                                              6,000  Keio Electric Railway Co., Ltd.                         41,701
                                                              3,000  Keisei Electric Railway Co., Ltd.                       19,374
                                                              1,000  Kintetsu Corp.                                           3,148

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             10,000  Nippon Express Co., Ltd.                          $     62,712
                                                              3,000  Seino Holdings Corp.                                    28,335
                                                              9,000  Tobu Railway Co., Ltd.                                  43,228
                                                             40,000  Tokyu Corp.                                            311,609
                                                                 24  West Japan Railway Co.                                 110,794
                                                                                                                       ------------
                                                                                                                          1,149,194
                 ------------------------------------------------------------------------------------------------------------------
                 Semiconductors & Semiconductor                 600  Advantest Corp.                                         26,629
                 Equipment - 0.2%                               200  Rohm Co., Ltd.                                          18,143
                                                              1,000  Sanken Electric Co., Ltd.                               10,489
                                                                700  Shinko Electric Industries                              15,801
                                                              1,300  Sumco Corp.                                             54,056
                                                              2,000  Tokyo Electron Ltd.                                    139,851
                                                                                                                       ------------
                                                                                                                            264,969
                 ------------------------------------------------------------------------------------------------------------------
                 Software - 0.1%                              1,200  Konami Corp.                                            32,077
                                                                600  Nintendo Co., Ltd.                                     174,389
                                                                100  Oracle Corp. Japan                                       4,812
                                                                                                                       ------------
                                                                                                                            211,278
                 ------------------------------------------------------------------------------------------------------------------
                 Specialty Retail - 0.0%                        500  Aoyama Trading Co., Ltd.                                15,869
                                                                200  Autobacs Seven Co., Ltd.                                 7,162
                                                              1,000  Shimachu Co., Ltd.                                      29,616
                                                                 10  USS Co., Ltd.                                              653
                                                                                                                       ------------
                                                                                                                             53,300
                 ------------------------------------------------------------------------------------------------------------------
                 Textiles, Apparel & Luxury Goods - 0.0%      3,000  Gunze Ltd.                                              17,439
                                                              2,000  Nisshinbo Industries, Inc.                              25,068
                                                              1,000  Tokyo Style Co., Ltd.                                   10,947
                                                              6,000  Toyobo Co., Ltd.                                        17,872
                                                                                                                       ------------
                                                                                                                             71,326
                 ------------------------------------------------------------------------------------------------------------------
                 Tobacco - 0.2%                                  56  Japan Tobacco, Inc.                                    275,153
                 ------------------------------------------------------------------------------------------------------------------
                 Trading Companies & Distributors - 0.8%        800  Hitachi High-Technologies Corp.                         21,860
                                                             19,000  Itochu Corp.                                           188,323
                                                             19,000  Marubeni Corp.                                         115,445
                                                             22,100  Mitsubishi Corp.                                       512,929
                                                             15,000  Mitsui & Co., Ltd.                                     280,041
                                                              9,000  Sojitz Corp. (c)                                        37,500
                                                              7,000  Sumitomo Corp.                                         125,933
                                                              3,000  Toyota Tsusho Corp.                                     76,629
                                                                                                                       ------------
                                                                                                                          1,358,660
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Wireless Telecommunication                      30  KDDI Corp.                                        $    239,562
                 Services - 0.6%                                286  NTT DoCoMo, Inc.                                       529,090
                                                             11,900  Softbank Corp. (c)                                     305,983
                                                                                                                       ------------
                                                                                                                          1,074,635
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Japan                        36,101,474
-----------------------------------------------------------------------------------------------------------------------------------
New              Construction Materials - 0.0%                6,585  Fletcher Building Ltd.                                  51,744
Zealand - 0.2%   ------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication               79,101  Telecom Corp. of New Zealand Ltd.                      267,273
                 Services - 0.2%
                 ------------------------------------------------------------------------------------------------------------------
                 Electric Utilities - 0.0%                    3,259  Contact Energy Ltd.                                     21,442
                 ------------------------------------------------------------------------------------------------------------------
                 Hotels, Restaurants & Leisure - 0.0%         4,356  Sky City Ltd.                                           14,532
                 ------------------------------------------------------------------------------------------------------------------
                 Household Durables - 0.0%                    2,277  Fisher & Paykel Appliances Holdings Ltd.                 5,970
                 ------------------------------------------------------------------------------------------------------------------
                 Insurance - 0.0%                             2,490  Tower Ltd. (c)                                           4,002
                 ------------------------------------------------------------------------------------------------------------------
                 Transportation Infrastructure - 0.0%            44  Auckland International Airport Ltd.                         76
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in New Zealand                     365,039
-----------------------------------------------------------------------------------------------------------------------------------
Singapore -      Commercial Banks - 0.2%                     14,000  DBS Group Holdings Ltd.                                197,476
0.9%                                                         12,134  Oversea-Chinese Banking Corp.                           71,981
                                                              6,000  United Overseas Bank Ltd.                               83,050
                                                                                                                       ------------
                                                                                                                            352,507
                 ------------------------------------------------------------------------------------------------------------------
                 Computers & Peripherals - 0.1%              13,350  Creative Technology Ltd.                                85,794
                 ------------------------------------------------------------------------------------------------------------------
                 Distributors - 0.0%                             99  Jardine Cycle & Carriage Ltd.                              777
                 ------------------------------------------------------------------------------------------------------------------
                 Diversified Telecommunication                2,716  Singapore Telecommunications Ltd.                        5,872
                 Services - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                 Food & Staples Retailing - 0.0%              7,000  Olam International Ltd.                                 14,119
                 ------------------------------------------------------------------------------------------------------------------
                 Industrial Conglomerates - 0.0%             10,528  Fraser and Neave Ltd.                                   35,391
                                                              5,000  Haw Par Corp. Ltd.                                      23,729
                                                                956  Keppel Corp. Ltd.                                       11,972
                                                                                                                       ------------
                                                                                                                             71,092
                 ------------------------------------------------------------------------------------------------------------------
                 Marine - 0.4%                               10,000  Cosco Corp. (Singapore) Ltd.                            18,917
                                                            294,000  Neptune Orient Lines Ltd.                              627,861
                                                                                                                       ------------
                                                                                                                            646,778
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate Investment Trusts               75,000  CapitaLand Ltd.                                        395,478
                 (REITs) - 0.2%
                 ------------------------------------------------------------------------------------------------------------------
                 Real Estate Management &                     4,884  Allgreen Properties Ltd.                                 5,634
                 Development - 0.0%                           1,000  City Developments Ltd.                                   9,623
                                                                                                                       ------------
                                                                                                                             15,257
                 ------------------------------------------------------------------------------------------------------------------
                 Road & Rail - 0.0%                           4,969  SMRT Corp. Ltd.                                          4,880
                 ------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                             Shares
Country          Industry                                      Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                 Semiconductors & Semiconductor                   1  Chartered Semiconductor Manufacturing Ltd. (c)    $          1
                 Equipment - 0.0%                             2,000  STATS ChipPAC Ltd. (c)                                   2,399
                                                                                                                       ------------
                                                                                                                              2,400
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Singapore                     1,594,954
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Pacific
                                                                     Basin/Asia - 28.0%                                  48,360,739
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks                                162,848,535
                                                                     (Cost - $129,519,755) - 94.3%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
United                                                       45,940  iShares MSCI EAFE Index Fund (i)                     3,507,519
States - 2.0%    ------------------------------------------------------------------------------------------------------------------
                                                                     Total Exchange-Traded Funds                          3,507,519
                                                                     (Cost - $3,205,973) - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.5%   Automobiles - 0.4%                              17  Porsche AG                                              25,973
                                                              5,870  Volkswagen AG, 4.35%                                   604,024
                                                                                                                       ------------
                                                                                                                            629,997
                 ------------------------------------------------------------------------------------------------------------------
                 Household Products - 0.0%                      466  Henkel KGaA, 1.75%                                      68,892
                 ------------------------------------------------------------------------------------------------------------------
                 Multi-Utilities - 0.1%                       1,092  RWE AG, 3.50%                                          108,457
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Preferred Stocks  (Cost - $593,453) - 0.5%       807,346
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     Rights
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.0%   Electrical Equipment - 0.0%                    163  REpower Systems AG (f)                                     348
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Rights in Germany                                    348
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.0%    Real Estate Management &                     1,018  Fabege AB (g)                                              785
                 Development - 0.0%
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Rights in Sweden                                     785
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Rights in Europe - 0.0%                            1,133
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Australia -      Diversified Financial Services - 0.0%           58  Suncorp-Metway Ltd. (h)                                    249
0.0%             ------------------------------------------------------------------------------------------------------------------
                                                                     Total Rights in Pacific Basin/Asia - 0.0%                  249
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Rights (Cost - $0) - 0.0%                          1,382
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

                                                               Face
Country          Industry                                    Amount  Fixed Income Securities                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.2%    Airlines - 0.1%                       EUR   34,850  Societe Air France, 2.75% due 4/01/2020 (a)       $     82,987
                 ------------------------------------------------------------------------------------------------------------------
                 Communications Equipment - 0.1%            113,260  Alcatel SA, 4.75% due 1/01/2011 (a)                    157,563
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in France                240,550
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg -     Diversified Financial                 USD   50,000  Glencore Finance (Europe) SA, 4.125%
0.1%             Services - 0.1%                                     due 10/06/2010 (a)                                     212,750
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in Luxembourg            212,750
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland -    Electrical Equipment - 0.1%           CHF  125,000  ABB International Finance Ltd., 3.50%
0.1%                                                                 due 9/10/2010 (a)                                      220,497
                 ------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in Switzerland           220,497
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in Europe - 0.4%         673,797
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.2%     Air Freight & Logistics - 0.0%       JPY 3,000,000  Yamato Transport Yamtra Series 7, 1.20%
                                                                     due 9/30/2009 (a)                                       39,386
                 ------------------------------------------------------------------------------------------------------------------
                 Commercial Banks - 0.0%                  2,000,000  The Bank of Fukuoka Ltd. Series 2, 1.10%
                                                                     due 9/28/2007 (a)                                       35,727
                 ------------------------------------------------------------------------------------------------------------------
                 Gas Utilities - 0.1%                     5,000,000  Tokyo Gas Co. Ltd. Series 5, 1.20%
                                                                     due 3/31/2009 (a)                                       81,892
                 ------------------------------------------------------------------------------------------------------------------
                 Trading Companies &                      5,000,000  Mitsubishi Corp., 1% due 6/17/2011 (a)(d)               95,786
                 Distributors - 0.1%                      5,000,000  Mitsui & Co. Ltd. Series 6, 1.05%
                                                                     due 9/30/2009 (a)                                      106,195
                                                                                                                       ------------
                                                                                                                            201,981
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in the                   358,986
                                                                     Pacific Basin/Asia - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities
                                                                     (Cost - $721,679) - 0.6%                             1,032,783
-----------------------------------------------------------------------------------------------------------------------------------

                                                         Beneficial
                                                           Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                      USD 2,116,306  BlackRock Liquidity Series, LLC                      2,116,306
                                                                     Cash Sweep Series, 5.26% (b)(e)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities                          2,116,306
                                                                     (Cost - $2,116,306) - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments (Cost - $136,157,166*) - 98.6%   170,313,871
                                                                     Other Assets Less Liabilities - 1.4%                 2,480,881
                                                                                                                       ------------
                                                                     Net Assets - 100.0%                               $172,794,752
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 142,046,483
                                                                  =============
      Gross unrealized appreciation                               $  29,159,026
      Gross unrealized depreciation                                    (891,638)
                                                                  -------------
      Net unrealized appreciation                                 $  28,267,388
                                                                  =============

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

(a)   Convertible security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ---------------------------------------------------------------------------------------------------------
      Affiliate                                                               Net Activity      Interest Income
      ---------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series                       $ (5,929,386)        $ 105,834
      ---------------------------------------------------------------------------------------------------------

(c)   Non-income producing security.
(d) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(e)   Represents the current yield as of March 31, 2007.
(f)   The rights may be exercised until April 10, 2007.
(g)   The rights may be exercised until April 27, 2007.
(h)   The rights may be exercised until April 5, 2007.
(i) All or a portion of security held as collateral in connection with open financial futures contracts.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o     Forward foreign exchange contracts as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign                                                      Unrealized
      Currency                                                     Appreciation
      Purchased                            Settlement Date        (Depreciation)
      --------------------------------------------------------------------------
      AUD             1,127,000                May 2007              $  31,996
      CHF             1,069,500                May 2007                 12,553
      DKK             1,227,000                May 2007                  2,824
      EUR             3,985,000                May 2007                106,914
      GBP             1,607,000                May 2007                 12,449
      HKD               783,000                May 2007                    (99)
      JPY           433,027,000                May 2007                 49,602
      NOK               257,000                May 2007                    644
      NZD                12,000                May 2007                    277
      SEK             2,354,000                May 2007                     67
      SGD                92,000                May 2007                    507
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $14,537,146)                 $ 217,734
                                                                     =========

Master Enhanced International Series of Quantitative Master Series Trust
Schedule of Investments as of March 31, 2007                   (in U.S. dollars)

o     Forward foreign exchange contracts as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign                                                      Unrealized
      Currency                                                     Appreciation
      Sold                              Settlement Date           (Depreciation)
      --------------------------------------------------------------------------
      AUD           1,094,000               May 2007                  $ (22,154)
      CHF             764,000               May 2007                     (4,876)
      DKK           1,227,000               May 2007                     (1,696)
      EUR           3,574,000               May 2007                    (41,848)
      GBP           1,477,000               May 2007                    (39,273)
      HKD             783,000               May 2007                         (1)
      JPY         345,808,000               May 2007                     10,862
      NOK             248,000               May 2007                       (371)
      NZD              10,000               May 2007                       (142)
      SEK           1,746,000               May 2007                     (1,136)
      SGD              92,000               May 2007                       (560)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $12,734,274)                  $(101,195)
                                                                      =========

o     Financial futures purchased as of March 31, 2007 were as follows:

      --------------------------------------------------------------------------------------------------------------------
      Number of                                                                                                Unrealized
      Contracts       Issue                        Exchange           Expiration Date        Face Value       Appreciation
      --------------------------------------------------------------------------------------------------------------------
          1           Cac40 10 Euro Future         Euronext              June 2007          $    70,276          $  3,710
         33           DJ Euro Stoxx 50             Eurex                 June 2007          $ 1,768,239            43,567
          6           FTSE 100 Index Future        London Finance        June 2007          $   736,742            10,173
          7           Hang Seng Index Future       Hong Kong             April 2007         $   887,641             2,779
          8           SPI 200 Index Future         Sydney                June 2007          $   962,320            14,103
          9           TOPIX Index Future           Tokyo                 June 2007          $ 1,299,790            11,183
      --------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                                              $ 85,515
                                                                                                                 ========

o     Currency Abbreviations:

      AUD    Australian Dollar
      CHF    Swiss Franc
      DKK    Danish Krone
      EUR    Euro
      GBP    British Pound
      HKD    Hong Kong Dollar
      JPY    Japanese Yen
      NOK    Norwegian Krone
      NZD    New Zealand Dollar
      SEK    Swedish Krone
      SGD    Singapore Dollar
      USD    U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: May 21, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: May 21, 2007